4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Corporate Debt Securities
Investments, Fair Value Disclosure	$ 391,113	$ 328,781
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	166,799,531	143,533,384
Investments, Fair Value Disclosure	167,190,644	143,862,165
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	391,113	328,781
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	391,113	328,781
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	166,799,531	143,533,384
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	$ 166,799,531	$ 143,533,384